Intangible assets	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
15.	Intangible assets

(a)	Details of intangible assets as of December 31, 2024 and 2025 are as follows:

	2024		2025
Goodwill	~~W~~	4,665,417	4,656,673
Software		235,229	251,178
Development cost		677,572	543,993
Others		541,915	441,314

	~~W~~	6,120,133	5,893,158

(b)	Changes in intangible assets for the years ended December 31, 2024 and 2025 are as follows:

	2024
	Goodwill		Software	Development cost	Others	Total
Beginning balance	~~W~~	4,677,204	259,233	464,638	816,871	6,217,946
Acquisition		—	67,077	196,292	110,230	373,599
Disposal and write-off		—	(2,822)	(418)	(8,383)	(11,623)
Amounts transferred from (to) property and equipment		—	—	(2,302)	—	(2,302)
Amounts transferred within intangible assets		—	905	165,761	(166,666)	—
Impairment (*1)		(24,513)	—	(715)	(128)	(25,356)
Amortization (*2)		—	(96,335)	(179,302)	(174,341)	(449,978)
Effects of changes in foreign exchange rate		12,726	7,171	33,618	(35,668)	17,847

Ending balance	~~W~~	4,665,417	235,229	677,572	541,915	6,120,133

(*1)
Goodwill impairment incurred from the cash-generating unit of security sector at Shinhan Securities Vietnam Co., Ltd. and other sector at Shinhan Asset Trust Co., Ltd. As a result of the impairment test for goodwill of Shinhan Securities Vietnam Co., Ltd., the Group recognized an impairment loss amounting to
~~W~~
1,298 million for the carrying amount exceeding the recoverable amount of the CGU. This is due to the decrease in recoverable amounts resulting from the reduced trading volume and trading value on the Vietnamese stock market, caused by the global high interest rate environment and domestic and external economic recessions. In addition, as a result of the impairment test for goodwill of Shinhan Asset Trust Co., Ltd., the Group recognized an impairment loss amounting to
~~W~~
 23,215 million for the carrying amount exceeding the recoverable amount of the CGU. This is due to the decrease in recoverable amounts resulting from the deterioration of the business environment caused by the slowdown in the real estate and construction sectors. The amount of impairment loss recognized is included in the non-operating
expenses, of the consolidated statement of comprehensive income.

(*2)	Included in general administrative expense, other operating expense, and insurance service expense of the consolidated statements of comprehensive income.

	2025
	Goodwill		Software	Development cost	Others	Total
Beginning balance	~~W~~	4,665,417	235,229	677,572	541,915	6,120,133
Acquisition		—	108,624	82,897	96,635	288,156
Disposal and write-off		—	(969)	(180)	(13,818)	(14,967)
Amounts transferred from (to) property and equipment		—	—	(7,548)	—	(7,548)
Amounts transferred within intangible assets		—	(2,252)	—	—	(2,252)
Impairment (*1)		—	(499)	—	(297)	(796)
Amortization (*2)		—	(94,261)	(210,459)	(173,974)	(478,694)
Effects of changes in foreign exchange rate		(8,744)	5,306	1,711	(9,147)	(10,874)

Ending balance	~~W~~	4,656,673	251,178	543,993	441,314	5,893,158

(*1)	Included in the non-operating expenses of the consolidated statement of comprehensive income.
(*2)	Included in general administrative expense, other operating expense, and insurance service expense of the consolidated statements of comprehensive income.
(c)	Goodwill

i)	Goodwill allocated to the Group’s Cash-Generating Units (CGUs) as of December 31, 2024 and 2025 is as follows:

	2024		2025
Banking	~~W~~	771,156	769,304
Credit card		2,901,502	2,894,610
Life insurance		850,238	850,238
Others		142,521	142,521

	~~W~~	4,665,417	4,656,673

ii)	Goodwill impairment test
The recoverable amounts of each CGU are evaluated based on their respective value in use.
ii-1)
Explanation on evaluation method
The discounted cash flow method (DCF) is applied when evaluating the recoverable amounts based on value in use, considering the characteristics of each unit or group of CGU. However, the CGU of life insurance applied an actuarial enterprise valuation methodology based on stochastically expected cash flows in consideration of the characteristics of the insurance business.
ii-2) Projection period
When evaluating the value in use, 5.5 years of cash flow estimates are used in projection and the value thereafter is reflected as terminal value. However, 99 years of cash flow estimates for Shinhan Life Insurance Co., Ltd. is applied and the present value of the future cash flows thereafter is not applied as it is not significant.
ii-3) Discount rates and terminal growth rates
The required rates of return expected by shareholders are applied to the discount rates. It is calculated in consideration of which comprises a risk-free interest rate, a market risk premium and systemic risk (beta factor). In addition, terminal growth rate is estimated based on inflation rate. However, for the life insurance CGU, since its cost of risk is reflected at future cash flows, the current discount rates based on the interest rate term structure of risk-free government bonds that reflects only the time value of money was applied.
Discount rates before tax and terminal growth rates applied to each CGU are as follows:

	Discount rate before tax (%)	Terminal growth rate (%)
Banking	8.4 ~ 15.6	0.0 ~ 2.0
Credit card	10.0 ~ 15.3	1.0 ~ 2.0
Others	9.1 ~ 11.2	1.0
In case of the life insurance CGU, a term structure discount rate of 2.78% ~4.30% was applied for each future period corresponding to future cash flows for 99 years.

ii-4) Key assumptions
Key assumptions used in the discounted cash flow calculations of CGUs (other than life insurance components) are as follows:

	2025	2026	2027	2028	2029	2030
CPI growth (%)	2.1	1.7	1.8	2.1	1.9	1.9
Private consumption growth (%)	0.8	1.1	1.6	1.9	2.1	2.1
Real GDP growth (%)	0.8	1.4	1.7	2.0	2.1	2.1
Key assumptions used in the discounted cash flow calculations of life insurance (Shinhan Life Insurance Co., Ltd.) components are as follows:

Key assumptions
Consumer price index growth rate (Bank of Korea) (%)	2.0
Risk-based confidence level (%)	99.5
ii-5) The total recoverable amount and total carrying amount of CGUs to which goodwill has been allocated are as follows:

	Amount
Total recoverable amount	~~W~~	63,569,922
Total carrying amount		55,556,858

	~~W~~	8,013,064